Goodwill - Schedule of Perpetual Growth Rates and Discount Rates (Details)		Dec. 31, 2025	Dec. 31, 2024
Matrix [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[1]
Terminal growth rate	[1]
Sapiens [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[2]		12.50%
Terminal growth rate	[2]
Magic Software [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[3]	13.50%	12.50%
Terminal growth rate	[3]	3.00%
Other consolidated subsidiaries [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[4]	13.50%	13.50%
Terminal growth rate	[4]	3.00%
Bottom of range [member] | Matrix [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[1]	10.00%	10.90%
Terminal growth rate	[1]		3.00%
Bottom of range [member] | Sapiens [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[2]
Terminal growth rate	[2]		1.10%
Bottom of range [member] | Magic Software [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[3]
Terminal growth rate	[3]		3.00%
Bottom of range [member] | Other consolidated subsidiaries [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[4]
Terminal growth rate	[4]		3.00%
Top of range [member] | Matrix [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[1]	10.10%	11.10%
Terminal growth rate	[1]		3.00%
Top of range [member] | Sapiens [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[2]
Terminal growth rate	[2]		3.00%
Top of range [member] | Magic Software [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[3]
Terminal growth rate	[3]		3.00%
Top of range [member] | Other consolidated subsidiaries [Member]
Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[4]
Terminal growth rate	[4]		3.00%

[1]	The goodwill allocated to the operating segment Matrix is mainly related to two groups of cash-generating units. Cash flows are discounted using weighted discount rates that range between 10% to 10.1% and a fixed growth rate of 3% in 2025 (2024 - weighted discount rates that range between 10.9% to 11.1% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Matrix is immaterial.
[2]	The goodwill allocated to the operating segment Sapiens is mainly related to two groups of cash-generating units. Cash flows are discounted using a weighted discount rate of 12.5% and a growth rate that range between 1.1% to 3% in 2024. The carrying amount of goodwill allocated to the other groups of cash-generating units included in Sapiens is immaterial.
[3]	The goodwill allocated to the operating segment Magic Software is related to four groups of cash-generating units. Cash flows are discounted using weighted discount rates of 13.5% and a fixed growth rate of 3% in 2025 (2024 - weighted discount rates of 12.5% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Magic Software is immaterial.
[4]	Goodwill is allocated across multiple groups of cash-generating units. The carrying amount of goodwill allocated to each group of cash-generating units is immaterial. The Group performed sensitivity analyses regarding the main assumptions in the impairment tests. No impairment of the goodwill tested would be recognized in the event of a reasonably possible change in the assumptions used in 2025 (the same was true for 2024). The Group performed annual impairment tests as of December 31, 2025, 2024 and 2023 and did not identify any impairment losses.